Details of Significant Accounts - Revenue, unsatisfied contracts, additional information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue
Amount of transaction price allocated to contracts	$ 26,059	$ 29,926
Not later than one year
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	94.00%
2025 to 2027
Revenue
Percentage of transaction price allocated to the unsatisfied contracts	6.00%